Related party transactions	6 Months Ended
Jun. 30, 2025
Disclosure of transactions between related parties [abstract]
Related party transactions
19. Related party transactions
Pursuant to IAS 24 — Related Party Disclosures (“IAS 24”), the related parties of the Group are all entities and individuals (and their close family members) capable of exercising control, joint control or significant influence over the Group and its subsidiaries, including the Group’s controlling shareholder, Monterubello s.s. (“Monterubello”), as well as other companies owned by Monterubello and its shareholders. Related parties also include the Group’s associates and joint arrangements, members of the Group’s Board of Directors and executives with strategic responsibilities, as well as their families and entities controlled by them.

The Group’s transactions with related parties are primarily of a commercial and/or financial nature and are on commercial terms that are normal in the respective markets, considering the characteristics of the goods or services involved. Transactions carried out by the Group with these related parties are further described below.
Transactions with associates
•The purchase of raw materials (primarily carded yarns) from Filati Biagioli Modesto.
•The purchase of finished products from Norda Run Inc. and Luigi Fedeli e Figlio S.r.l.
Transactions with Monterubello and companies controlled by Monterubello or its shareholders, the Company’s directors or the Senior Management Team
•The purchase of raw materials (primarily wool) from Gruppo Schneider S.p.A and its subsidiaries (the “Schneider Group”).
•The purchase of industrial services (primarily finishing of fabrics), from Finissaggio e Tintoria Ferraris S.p.A.
•The purchase of industrial services from Pettinatura di Verrone S.r.l.
•The rental of properties from EZ Real Estate S.p.A. (“EZ Real Estate”) or its subsidiaries under lease agreements.
•Licensing, marketing and other sustainability-related services from Oasi Zegna.
•Support to the activities of Fondazione Zegna, a charitable organization which provides an opportunity for charitable work on the part of the Zegna family and Group employees. Fondazione Zegna supports and funds projects in cooperation with non-profit organizations operating in various fields and different parts of the world.
•Put contracts entered into with Mr. Thom Browne as part of the Group’s investments in Thom Browne whereby the Group has been required to, and may in the future be required to, purchase all or a portion of the remaining non-controlling interests in Thom Browne. For additional information relating to the Thom Browne put option, see Note 16 — Other non-current financial liabilities.
Transactions with other related parties connected to directors and shareholders
•Transactions with UBS Group AG and its subsidiaries (together referred to as the “UBS Group AG”) for borrowings, revolving credit lines and financial assets the Group holds (mainly cash and cash equivalents and other securities), as well as derivative contracts in the course of the Group’s risk management activities. UBS Group AG also provides certain financial guarantees to third parties on behalf of the Group. Following Mr. Sergio Ermotti’s appointment as Group Chief Executive Officer of UBS Group AG effective April 5, 2023, UBS Group AG and its subsidiaries qualify as related parties of the Group.
The following table summarizes transactions with related parties for the six months ended June 30, 2025:

	For the six months ended June 30, 2025						For the six months ended June 30, 2024
(€ thousands)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)
Associates
Filati Biagioli Modesto S.p.A.	—	3,049	6	—	—	—	—	3,676	33	—	—	—
Norda Run Inc.	—	—	1	—	—	—	—	1	4	—	—	—
Luigi Fedeli e Figlio S.r.l.	10	—	—	—	—	—	30	138	—	—	—	—
Total associates	10	3,049	7	—	—	—	30	3,815	37	—	—	—
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team
EZ Real Estate	9	1,287	1,874	1,027	(355)	—	8	1,267	2,010	1,040	(351)	—
Schneider Group	—	4,247	10	—	5	—	1	6,394	3	—	—	—
Alan Real Estate S.A.	—	878	1,796	—	(835)	—	—	857	1,550	—	(858)	5
Agnona S.r.l.	16	22	134	36	—	—	50	25	134	30	—	(1)
Other companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team (1)	5	2,306	434	—	1	—	92	2,983	216	4	2	—
Other related parties connected to directors and shareholders
UBS Group AG	—	—	515	—	122	2,296	—	—	96	—	(239)	83
Other	—	—	1,390	—	—	—	—	—	1,499	—	—	—
Total transactions with related parties	40	11,789	6,160	1,063	(1,062)	2,296	181	15,341	5,545	1,074	(1,446)	87
Total for the Group	927,690	301,658	501,804	62,882	(4,201)	10,214	960,122	322,678	497,612	66,751	(17,161)	(7,684)
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(1)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A. and Pettinatura di Verrone S.r.l.
The following table summarizes assets and liabilities with related parties at June 30, 2025 and December 31, 2024:

	At June 30, 2025				At December 31, 2024
(€ thousands)	Non-current assets	Current assets	Non-current liabilities	Current liabilities	Non-current assets	Current assets	Non-current liabilities	Current liabilities
Associates
Filati Biagioli Modesto S.p.A.	—	65	—	1,223	—	14	—	780
Luigi Fedeli e Figlio S.r.l.	—	—	—	—	—	—	—	64
Total associates	—	65	—	1,223	—	14	—	844
Monterubello and Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team
Agnona S.r.l.	—	15	—	161	—	33	—	125
Schneider Group	—	263	—	2,384	—	211	—	2,319
EZ Real Estate	36,176	382	30,287	6,584	39,222	81	33,284	8,955
Alan Real Estate S.A.	36,271	—	32,083	4,707	37,357	—	33,332	5,153
Other companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team (1)	357	71	—	1,495	179	280	—	1,944
Other related parties connected to directors and shareholders
UBS Group AG	2,072	29,973	1,181	2,519	2,542	52,788	1,756	23,254
Other	—	—	—	556	—	—	—	599
Total transactions with related parties	74,876	30,769	63,551	19,629	79,300	53,407	68,372	43,193
Total for the Group	1,589,948	1,137,290	973,052	801,751	1,627,811	1,206,162	998,201	852,885
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(1)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., Achill Station Pty Ltd. and Pettinatura di Verrone S.r.l.